Other non-current assets - Schedule of Non-Current Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Investments accounted using equity method	€ 33	€ 35
Financial assets at fair value through other comprehensive income	2	5
Total investments	€ 35	€ 40